Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Lease Payments Under Non-Cancelable Operating Leases

Future minimum lease payments under non-cancelable operating leases (including rent escalation clauses) with terms in excess of one year as of December 31, 2012 are as follows (in thousands):

Year Ended December 31,
2013	$1,550
2014	2,590
2015	2,981
2016	2,981
2017	3,057
Thereafter	7,804

$20,963